Tax charge from continuing operations - Total tax charge by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	$ (462)	$ (440)	$ (316)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(342)	(271)	(365)
Total tax charge from continuing operations	(804)	(711)	(681)
Operating segments
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(441)	(440)	(470)
Operating segments | Hong Kong
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(40)	(15)	(29)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(79)	(60)	(56)
Operating segments | Indonesia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(74)	(125)	(129)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	4	(3)	(12)
Operating segments | Malaysia
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(71)	(58)	(54)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(2)	(34)	(13)
Operating segments | Singapore
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(67)	(87)	(75)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(261)	(170)	(267)
Operating segments | Growth markets and other
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(159)	(125)	(150)
Tax charge attributable to policyholders:
Total tax charge attributable to policyholders	(4)	(4)	(17)
Operating segments | Eastspring
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(30)	(30)	(33)
Unallocated to a segment (central operations)
Tax charge attributable to shareholders:
Total tax charge attributable to shareholders	(21)		154
Tax charge attributable to policyholders:
Total tax charge from continuing operations	$ (21)	$ 0	$ 154